Employee Benefit Plan, Nonparticipant-Directed Investment (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NCE ESSOP | Minimum
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	4.25%
NCE ESSOP | Maximum
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	9.50%
NCE EIP | Minimum
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	4.25%
NCE EIP | Maximum
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	9.50%